BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 85.3%
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.4%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$1,875,000	$1,737,375	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	5,630,000	2,765,224	(a)

Total Diversified Telecommunication Services				4,502,599

Entertainment - 2.6%
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	2,669,000	2,225,212	(a)
ROBLOX Corp., Senior Notes	3.875%	5/1/30	18,425,000	15,817,402	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	9,882,000	9,080,988	(a)

Total Entertainment				27,123,602

Interactive Media & Services - 3.1%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	21,195,000	16,128,205	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	18,715,000	14,048,908	(a)
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	1,975,000	1,739,749

Total Interactive Media & Services				31,916,862

Media - 0.5%
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	1,600,000	1,512,648	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,021,000	2,267,970
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	6,915,000	1,714,714

Total Media				5,495,332

Wireless Telecommunication Services - 0.7%
United States Cellular Corp., Senior Notes	6.700%	12/15/33	7,790,000	6,788,751

TOTAL COMMUNICATION SERVICES				75,827,146

CONSUMER DISCRETIONARY - 17.1%
Automobiles - 1.3%
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	2,500,000	2,540,425
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	9,500,000	9,970,976	(a)
Winnebago Industries Inc., Senior Secured Notes	6.250%	7/15/28	704,000	674,291	(a)

Total Automobiles				13,185,692

Broadline Retail - 2.6%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	16,835,000	13,278,606
Nordstrom Inc., Senior Notes	4.375%	4/1/30	557,000	431,898
Nordstrom Inc., Senior Notes	4.250%	8/1/31	8,707,000	6,233,341
QVC Inc., Senior Secured Notes	4.750%	2/15/27	6,124,000	2,580,194

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - continued
QVC Inc., Senior Secured Notes	4.375%	9/1/28	$4,814,000	$1,956,338
QVC Inc., Senior Secured Notes	5.450%	8/15/34	6,100,000	2,285,609

Total Broadline Retail				26,765,986

Hotels, Restaurants & Leisure - 10.2%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	24,465,000	21,845,277	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	4,433,000	3,820,692	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	10,100,000	9,872,851	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,353,000	1,358,439	(a)
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes	4.875%	5/1/29	8,782,000	7,644,544	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	5,510,000	5,495,729	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	9,060,000	8,187,296	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	11,230,000	9,494,572	(a)
Travel + Leisure Co., Senior Secured Notes	4.500%	12/1/29	2,800,000	2,431,559	(a)
Travel + Leisure Co., Senior Secured Notes	4.625%	3/1/30	1,450,000	1,245,120	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	17,305,000	16,274,368	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	17,070,000	18,045,721	(a)

Total Hotels, Restaurants & Leisure				105,716,168

Household Durables - 0.1%
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	1,803,000	1,403,948

Specialty Retail - 2.9%
Arko Corp., Senior Notes	5.125%	11/15/29	17,744,000	14,708,157	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	17,465,000	16,135,390	(a)

Total Specialty Retail				30,843,547

TOTAL CONSUMER DISCRETIONARY				177,915,341

CONSUMER STAPLES - 3.5%
Food Products - 0.2%
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,200,000	1,942,545

Tobacco - 3.3%
BAT Capital Corp., Senior Notes	3.734%	9/25/40	1,330,000	952,084
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	15,585,000	14,130,556	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	21,135,000	18,832,870	(a)

Total Tobacco				33,915,510

TOTAL CONSUMER STAPLES				35,858,055

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ENERGY - 13.3%
Oil, Gas & Consumable Fuels - 13.3%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	$8,000,000	$7,857,720	(a)
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	1,670,000	1,482,183
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	14,600,000	13,742,340	(a)
CNX Resources Corp., Senior Notes	7.250%	3/14/27	1,990,000	1,982,221	(a)
Delek Overriding Royalty Leviathan Ltd., Senior Secured Notes	7.494%	12/30/23	8,588,000	8,549,354	(b)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	8,165,000	6,289,407
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	5,900,000	5,785,687	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	2,820,000	2,619,075	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.875%	3/30/31	3,370,000	2,961,388	(b)
Leviathan Bond Ltd., Senior Secured Notes	5.750%	6/30/23	1,000,000	998,500	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	3,949,000	3,855,211	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,559,000	4,388,037	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	6,912,000	6,480,366	(b)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	29,000,000	28,233,240	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	13,791,000	12,700,339	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	854,000	804,089	(a)
PDC Energy Inc., Senior Notes	5.750%	5/15/26	8,235,000	8,027,684
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	19,250,000	17,636,465	(a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	4,050,000	4,317,806	(a)

TOTAL ENERGY				138,711,112

FINANCIALS - 21.5%
Banks - 2.6%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	13,666,000	7,911,589	(a)
Home BancShares Inc., Subordinated Notes (3.125% to 1/30/27 then 3 mo. Term SOFR + 1.820%)	3.125%	1/30/32	1,000,000	841,053	(c)
Huntington National Bank, Senior Notes (5.699% to 11/18/2024 then SOFR + 1.215%)	5.699%	11/18/25	2,400,000	2,323,082	(c)
Popular Inc., Senior Notes	7.250%	3/13/28	6,070,000	6,010,757

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Signature Bank, Subordinated Notes (4.000% to 10/15/25 then 3 mo. AMERIBOR + 3.890%)	4.000%	10/15/30	$1,500,000	$65,130	(c)
Synchrony Bank, Senior Notes	5.400%	8/22/25	250,000	234,701
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	11,837,000	9,800,452	(c)

Total Banks				27,186,764

Capital Markets - 1.1%
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	13,539,000	11,536,115	(a)

Consumer Finance - 8.0%
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	5,250,000	4,995,296	(a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	15,965,000	14,908,290
PRA Group Inc., Senior Notes	7.375%	9/1/25	3,500,000	3,488,225	(a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	10,300,000	10,307,467	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	1,750,000	1,466,344	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	19,595,000	16,683,893	(a)
Synchrony Bank, Senior Notes	5.625%	8/23/27	1,125,000	1,033,948
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	19,705,000	17,408,304
World Acceptance Corp., Senior Notes	7.000%	11/1/26	16,957,000	12,654,076	(a)

Total Consumer Finance				82,945,843

Financial Services - 8.5%
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	13,890,000	11,970,254	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	28,300,000	22,771,017	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	9,627,000	7,417,363	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	6,350,000	6,042,311
PennyMac Financial Services Inc., Senior Notes	5.375%	10/15/25	1,493,000	1,396,030	(a)
PennyMac Financial Services Inc., Senior Notes	5.750%	9/15/31	1,715,000	1,359,977	(a)
Radian Group Inc., Senior Notes	6.625%	3/15/25	1,563,000	1,557,873
Radian Group Inc., Senior Notes	4.875%	3/15/27	1,552,000	1,461,062
Rocket Mortgage LLC, Senior Notes	5.250%	1/15/28	2,801,000	2,581,976	(a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	13,870,000	12,357,368	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	22,800,000	19,069,122	(a)

Total Financial Services				87,984,353

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 1.3%
AmWINS Group Inc., Senior Notes	4.875%	6/30/29	$4,489,000	$3,978,668	(a)
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	5,250,000	4,445,907	(a)
Fairfax Financial Holdings Ltd., Senior Notes	5.625%	8/16/32	2,300,000	2,263,101	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	2,997,000	2,898,953	(a)

Total Insurance				13,586,629

TOTAL FINANCIALS				223,239,704

HEALTH CARE - 2.4%
Biotechnology - 1.0%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	10,550,000	10,718,378	(a)

Health Care Equipment & Supplies - 0.7%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	7,650,000	6,970,833	(a)

Life Sciences Tools & Services - 0.7%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	8,760,000	7,209,454	(a)

TOTAL HEALTH CARE				24,898,665

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.8%
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	8,145,000	8,160,679	(a)

Air Freight & Logistics - 0.8%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	9,690,000	8,675,166	(a)

Building Products - 0.7%
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	7,303,000	6,966,332	(a)

Construction & Engineering - 1.9%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	19,605,000	18,403,704	(a)
MasTec Inc., Senior Notes	4.500%	8/15/28	1,059,000	979,785	(a)

Total Construction & Engineering				19,383,489

Electrical Equipment - 0.8%
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	3,924,000	3,955,102	(a)
Regal Rexnord Corp., Senior Notes	6.400%	4/15/33	3,850,000	3,856,965	(a)
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	1,000,000	1,027,780	(a)

Total Electrical Equipment				8,839,847

Ground Transportation - 0.6%
Uber Technologies Inc., Senior Notes	7.500%	5/15/25	4,000,000	4,055,211	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	2,041,000	2,106,679	(a)

Total Ground Transportation				6,161,890

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Machinery - 0.6%
ATS Corp., Senior Notes	4.125%	12/15/28	$7,550,000	$6,704,815	(a)

Passenger Airlines - 1.3%
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	12,652,000	12,608,224	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	530,000	533,811	(a)

Total Passenger Airlines				13,142,035

Professional Services - 0.3%
Korn Ferry, Senior Notes	4.625%	12/15/27	1,000,000	945,915	(a)
TriNet Group Inc., Senior Notes	3.500%	3/1/29	2,013,000	1,723,730	(a)

Total Professional Services				2,669,645

TOTAL INDUSTRIALS				80,703,898

INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.9%
Nokia oyj, Senior Notes	6.625%	5/15/39	1,050,000	1,048,982
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	9,410,000	8,844,459	(a)

Total Communications Equipment				9,893,441

IT Services - 2.2%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	1,810,000	1,706,758	(a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	12,755,000	11,409,347	(a)
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	100,000	93,247	(a)
Twilio Inc., Senior Notes	3.625%	3/15/29	11,088,000	9,575,929

Total IT Services				22,785,281

Semiconductors & Semiconductor Equipment - 1.3%
Marvell Technology Inc., Senior Notes	2.950%	4/15/31	7,100,000	5,933,703
Qorvo Inc., Senior Notes	3.375%	4/1/31	2,950,000	2,443,396	(a)
SK Hynix Inc., Senior Notes	6.375%	1/17/28	5,000,000	5,030,749	(a)

Total Semiconductors & Semiconductor Equipment				13,407,848

Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd., Senior Notes	6.536%	7/27/32	4,000,000	4,066,333	(a)

TOTAL INFORMATION TECHNOLOGY				50,152,903

MATERIALS - 5.8%
Chemicals - 3.4%
Ashland LLC, Senior Notes	6.875%	5/15/43	1,000,000	1,007,578
Celanese US Holdings LLC, Senior Notes	6.165%	7/15/27	7,046,000	7,096,198
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	25,339,000	23,211,727	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	4,125,000	4,048,894	(a)

Total Chemicals				35,364,397

Metals & Mining - 2.4%
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	4,951,000	5,197,699

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - continued
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	$9,540,000	$8,381,033	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	12,997,000	11,806,597	(a)

Total Metals & Mining				25,385,329

TOTAL MATERIALS				60,749,726

REAL ESTATE - 0.5%
Hotel & Resort REITs - 0.2%
XHR LP, Senior Secured Notes	4.875%	6/1/29	2,127,000	1,806,147	(a)

Real Estate Management & Development - 0.3%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	3,600,000	3,226,896	(a)

TOTAL REAL ESTATE				5,033,043

UTILITIES - 1.3%
Water Utilities - 1.3%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	14,122,000	13,595,108	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $941,753,895)				886,684,701

SENIOR LOANS - 3.3%
CONSUMER DISCRETIONARY - 1.1%
Automobile Components - 0.9%
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.000%)	10.246%	3/30/27	9,974,412	9,600,371	(c)(d)(e)

Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B (3 mo. Term SOFR + 3.512%)	8.410%	7/22/28	1,492,500	1,494,515	(c)(d)(e)

TOTAL CONSUMER DISCRETIONARY				11,094,886

INDUSTRIALS - 1.0%
Building Products - 0.6%
Hayward Industries Inc., 2022 Incremental Term Loan (1 mo. Term SOFR + 3.250%)	8.057%	5/30/28	6,965,000	6,764,756	(c)(d)(e)(f)

Construction & Engineering - 0.4%
Aretec Group Inc., Incremental Term Loan	—	3/8/30	4,000,000	3,947,520	(g)

TOTAL INDUSTRIALS				10,712,276

INFORMATION TECHNOLOGY - 0.8%
IT Services - 0.8%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.000%)	9.807%	6/30/28	9,403,373	8,110,410	(c)(d)(e)(g)

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.4%
Chemicals - 0.4%
Axalta Coating Systems Dutch Holding B B.V., Dollar Facility Term Loan B4 (3 mo. Term SOFR + 3.000%)	7.506%	12/20/29	$4,812,500	$4,825,542	(c)(d)(e)

TOTAL SENIOR LOANS (Cost - $35,154,493)				34,743,114

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Spotify USA Inc., Senior Notes	0.000%	3/15/26	2,000,000	1,684,000

CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.4%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	4,950,000	3,474,900
NCL Corp. Ltd., Senior Notes	2.500%	2/15/27	1,000,000	755,500

TOTAL CONSUMER DISCRETIONARY				4,230,400

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
Lumentum Holdings Inc., Senior Notes	0.500%	6/15/28	3,000,000	2,299,147

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $8,846,760)				8,213,547

SOVEREIGN BONDS - 0.7%
Colombia - 0.7%
Colombia Government International Bond, Senior Notes (Cost - $7,806,677)	7.500%	2/2/34	7,800,000	7,681,815

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $993,561,825)				937,323,177

			SHARES
SHORT-TERM INVESTMENTS - 7.7%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $80,008,033)	4.617%		80,008,033	80,008,033	(h)(i)

TOTAL INVESTMENTS - 97.8% (Cost - $1,073,569,858)				1,017,331,210
Other Assets in Excess of Liabilities - 2.2%				22,355,015

TOTAL NET ASSETS - 100.0%				$1,039,686,225

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — HIGH YIELD FUND

Schedule of Investments (unaudited) (cont’d)	March 31, 2023

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	All or a portion of this loan has not settled as of March 31, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(h)	Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $80,008,033 and the cost was $80,008,033 (Note 2).

Abbreviation(s) used in this schedule:

AMERIBOR	— American Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

See Notes to Schedule of Investments.

BrandywineGLOBAL — High Yield Fund 2023 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — High Yield Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$886,684,701	—	$886,684,701
Senior Loans:
Industrials	—	3,947,520	$6,764,756	10,712,276
Other Senior Loans	—	24,030,838	—	24,030,838
Convertible Bonds & Notes	—	8,213,547	—	8,213,547
Sovereign Bonds	—	7,681,815	—	7,681,815

Total Long-Term Investments	—	930,558,421	6,764,756	937,323,177

Short-Term Investments†	$80,008,033	—	—	80,008,033

Total Investments	$80,008,033	$930,558,421	$6,764,756	$1,017,331,210

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized	Dividend	Net Increase (Decrease) in Unrealized Appreciation	Affiliate Value at March 31,
		Cost	Shares	Proceeds	Shares	Gain (Loss)	Income	(Depreciation)	2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$76,210,935	$138,726,511	138,726,511	$134,929,413	134,929,413	—	$897,081	—	$80,008,033

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